Commitments and Contingencies (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 16, 2022 USD ($)	Mar. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item	Jun. 30, 2022 USD ($)	Jun. 01, 2022	Dec. 31, 2021 USD ($)	Jan. 28, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 19, 2019 USD ($)
Loss Contingencies [Line Items]
Amount payable			$ 1,700					$ 5,000	$ 5,000
Number of vendors | item		1	1
Settlement amount		$ 1,300	$ 1,300
Contingent gain			$ 400
Cost				$ 18,791		$ 15,000
Convertible promissory note and interest | Silk EV [Member]
Loss Contingencies [Line Items]
Cost				$ 15,000		$ 15,000	$ 15,000
Subsequent Event
Loss Contingencies [Line Items]
Judgment amount	$ 16,400
Judgment interest rate	9.00%
Silk EV Note | Convertible Debenture
Loss Contingencies [Line Items]
Interest rate					6.00%		6.00%